BORROWINGS - Schedule of Borrowings (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Jun. 16, 2021	Jun. 14, 2021	Jun. 08, 2021	Dec. 31, 2020	Oct. 15, 2018
Disclosure of detailed information about borrowings [line items]
Total borrowings	$ 555,261				$ 489,964
Less: borrowings and lease liabilities, current	18,119				26,219
Total borrowings and lease liabilities, non-current	537,142				463,745
2021 Senior Unsecured Notes
Disclosure of detailed information about borrowings [line items]
Total borrowings	$ 395,614				$ 0
2021 Senior Unsecured Notes | Weighted average | Effective Interest Rate
Disclosure of detailed information about borrowings [line items]
Weighted average effective interest rate	4.38%			4.375%	0.00%
2018 Senior Unsecured Notes
Disclosure of detailed information about borrowings [line items]
Total borrowings	$ 0				$ 246,236
2018 Senior Unsecured Notes | Effective Interest Rate
Disclosure of detailed information about borrowings [line items]
Weighted average effective interest rate						7.00%
2018 Senior Unsecured Notes | Weighted average | Effective Interest Rate
Disclosure of detailed information about borrowings [line items]
Weighted average effective interest rate	0.00%	7.00%			7.00%
2021 Credit Facility
Disclosure of detailed information about borrowings [line items]
Total borrowings	$ 96,116				$ 0
2021 Credit Facility | Weighted average | Effective Interest Rate
Disclosure of detailed information about borrowings [line items]
Weighted average effective interest rate	2.16%				0.00%
2018 Credit Facility
Disclosure of detailed information about borrowings [line items]
Total borrowings	$ 0		$ 112,800		$ 185,162
2018 Credit Facility | Weighted average | Effective Interest Rate
Disclosure of detailed information about borrowings [line items]
Weighted average effective interest rate	0.00%				3.07%
2018 Capstone Credit Facility
Disclosure of detailed information about borrowings [line items]
Total borrowings	$ 11,389				$ 10,505
2018 Capstone Credit Facility | Weighted average | Effective Interest Rate
Disclosure of detailed information about borrowings [line items]
Weighted average effective interest rate	5.17%				6.47%
Partially Forgivable Government Loan
Disclosure of detailed information about borrowings [line items]
Total borrowings	$ 4,628				$ 5,265
Partially Forgivable Government Loan | Weighted average | Effective Interest Rate
Disclosure of detailed information about borrowings [line items]
Weighted average effective interest rate	1.25%				1.25%
Lease liabilities
Disclosure of detailed information about borrowings [line items]
Total borrowings	$ 44,801				$ 42,122
Lease liabilities | Weighted average | Effective Interest Rate
Disclosure of detailed information about borrowings [line items]
Weighted average effective interest rate	5.89%				6.12%
Other Borrowings
Disclosure of detailed information about borrowings [line items]
Total borrowings	$ 2,713				$ 674
Other Borrowings | Weighted average, bottom of range | Effective Interest Rate
Disclosure of detailed information about borrowings [line items]
Weighted average effective interest rate	0.77%				0.82%
Other Borrowings | Weighted average, top of range | Effective Interest Rate
Disclosure of detailed information about borrowings [line items]
Weighted average effective interest rate	4.70%				9.31%